Discontinued operations (Details) - Oil and Gas business - USD ($)		12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Fair value of distribution	$ 13,800,000
Fair value of oil and gas business	12,200,000
Accrued royalty, cash and accounts receivable	1,600,000
Carrying value of oil and gas business	5,600,000
Gain on spin-out of assets	$ 6,600,000	$ 6,617,616	$ 0